LONG-TERM DEBT - Schedule of Long-Term Debt (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2013
Debt Instrument [Line Items]
Total debt	$ 5,266,726,000	$ 5,116,991,000
Original issue discount	(241,000)	(6,738,000)
Long-term debt fees	(35,426,000)	(41,069,000)
Less: current portion	573,000	6,971,000
Total long-term debt	5,266,153,000	5,110,020,000
Letters of credit outstanding	95,900,000
Clear Channel Worldwide Holdings Notes
Debt Instrument [Line Items]
Total debt	4,925,000,000	4,925,000,000
Clear Channel International B.V. Senior Notes
Debt Instrument [Line Items]
Total debt	375,000,000	225,000,000
Senior revolving credit facility due 2018
Debt Instrument [Line Items]
Total debt	0	0
Revolving credit facility maximum borrowing capacity	75,000,000.0
Availability under senior revolving credit facility	3,800,000
Other debt
Debt Instrument [Line Items]
Total debt	2,393,000	$ 14,798,000
Senior secured revolving credit facility
Debt Instrument [Line Items]
Revolving credit facility maximum borrowing capacity			$ 75,000,000.0
Letters of credit outstanding	$ 71,200,000